IMPAIRMENT OF GOODWILL AND OTHER ASSETS (Narrative Details) - USD ($) $ in Millions			3 Months Ended			6 Months Ended
	Jun. 09, 2017	Mar. 28, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			$ 59	$ (5)		$ 61	$ (1,130)
increase in discount rate						1.00%
Ore Corp [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 24
Proportion of ownership interest in subsidiary						51.00%
Consideration paid (received)						$ 3
Percent of interest in project			49.00%			49.00%
Consideration paid for Nyanzaga project			$ 7			$ 7
Net smelter royalty capped for Nyanzaga project			15			15
Fair value less cost to sell of Nyanzaga project			$ 10
Kabanga [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9						30
Proportion of ownership interest in associate			50.00%
Cerro Casale [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of Ownership Interest Sold		25.00%
Proportion of ownership interest in joint operation	50.00%	50.00%
Reversal of impairment loss					$ 1,120
Implied Fair Value from Consideration Received in Deconsolidation	$ 1,200
Cerro Casale [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss					$ 1,120
Implied Fair Value from Consideration Received in Deconsolidation		$ 1,200
Acacia Mining PLC [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			$ 24	$ 0		$ 24	$ 0
Discount rate used in current measurement of fair value less costs of disposal			11.00%			11.00%
Impairment loss						$ 98
Gold [Member] | Acacia Mining PLC [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gold Products and Services, Price						1,200
Sensitivity Analysis, Increase (Decrease) in Short and Long-term Gold Price Used in Current Measurement of Fair Value Less Costs of Disposal			100			100